Commitments and Contingencies (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Commitments and Contingencies [Abstract]
2018	$ 1,369	$ 1,138
2019	2,070	721
2020	1,184	654
2021	526	1,171
2022 and thereafter	424
Total	$ 5,573	$ 3,684